RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2017 and 2016.

A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:
	2017	2016
	(In thousands)
Balance at beginning of year	$415	$190
New loans and advances	2,945	594
Repayments	(791)	(369)
Balance at end of year	$2,569	$415

Deposits held by us for directors and executive officers totaled $1.4 million and $1.0 million at December 31, 2017 and 2016, respectively.